Schedule of Loans with Related Parties (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Loans with Related Parties [Line Items]
Current due to related parties	$ 6,381,389	$ 5,880,571
Noncurrent due to related parties	493,557	688,059
Trade payables to related parties	6,874,946	6,568,630
Current total trade payable (related party)	1,534,530	5,755,168
Noncurrent total trade payable (related party)
Total trade payable (related party)	1,534,530	5,755,168
Current total trade receivable(related party)	111,503	44,387
Noncurrent total trade receivable(related party)
Total trade receivable(related party)	111,503	44,387
Current due from related parties	111,503	44,387
Energreen Nutrition Australia Pty Ltd., [member]
Schedule of Loans with Related Parties [Line Items]
Current due to related parties	6,189,389	5,728,571
Noncurrent due to related parties	493,557	588,688
Trade payables to related parties	6,682,946	6,317,259
Related party loan receivable current		633,733
Related party loan receivable non current
Related party loan receivables		633,733
Current total trade payable (related party)	698,655	5,563,563
Noncurrent total trade payable (related party)
Total trade payable (related party)	698,655	5,563,563
Current total trade receivable(related party)	109,213	30,040
Noncurrent total trade receivable(related party)
Total trade receivable(related party)	109,213	30,040
CQ oilseeds pty ltd [member]
Schedule of Loans with Related Parties [Line Items]
Current due to related parties
Noncurrent due to related parties		59,371
Trade payables to related parties		59,371
Sunmania Pty Ltd [member]
Schedule of Loans with Related Parties [Line Items]
Current due to related parties	192,000	152,000
Noncurrent due to related parties		40,000
Trade payables to related parties	192,000	192,000
Current total trade payable (related party)	41,018	38,500
Noncurrent total trade payable (related party)
Total trade payable (related party)	41,018	38,500
Current total trade receivable(related party)	2,290	14,347
Noncurrent total trade receivable(related party)
Total trade receivable(related party)	2,290	14,347
JSKS enterprises pty ltd [member]
Schedule of Loans with Related Parties [Line Items]
Current total trade payable (related party)
Noncurrent total trade payable (related party)	0
Total trade payable (related party)	612,127
Soon Soon Oilmills Sdn Bhd [member]
Schedule of Loans with Related Parties [Line Items]
Current total trade payable (related party)	182,730	153,105
Noncurrent total trade payable (related party)
Total trade payable (related party)	182,730	$ 153,105
Energreen Nutrition Australia Pty Ltd. loan receivable [Member]
Schedule of Loans with Related Parties [Line Items]
Current due from related parties	633,773
Non-current due from related parties
Total due from related parties	$ 633,773